Domestic Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Communication Services (9.0%)
Comcast Corp. - Class A	558,411	31,232
Verizon Communications, Inc.	576,800	31,153
The Walt Disney Co. *	175,536	29,695

Total		92,080

Consumer Discretionary (8.9%)
Dollar General Corp.	144,440	30,642
Dollar Tree, Inc. *	306,900	29,376
Lowe’s Companies, Inc.	154,100	31,261

Total		91,279

Consumer Staples (6.0%)
Archer-Daniels-Midland Co.	468,500	28,115
Conagra Brands, Inc.	968,233	32,794

Total		60,909

Energy (3.8%)
ConocoPhillips	565,900	38,351

Total		38,351

Financials (15.7%)
American International Group, Inc.	584,800	32,100
Discover Financial Services	253,113	31,095
MetLife, Inc.	517,832	31,966
Truist Financial Corp.	541,200	31,741
U.S. Bancorp	563,700	33,506

Total		160,408

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Health Care (16.9%)
Baxter International, Inc.	104,640	8,416
Cardinal Health, Inc.	397,659	19,668
Cigna Corp.	136,803	27,383
CVS Health Corp.	357,200	30,312
Johnson & Johnson	180,700	29,183
Merck & Co., Inc.	409,500	30,758
Viatris, Inc.	2,009,775	27,232

Total		172,952

Industrials (11.9%)
Dover Corp.	177,942	27,670
Honeywell International, Inc.	140,860	29,902
Northrop Grumman Corp.	85,900	30,937
Raytheon Co.	384,279	33,032

Total		121,541

Information Technology (18.1%)
Broadcom, Inc.	62,200	30,163
Cisco Systems, Inc.	573,500	31,215
Cognizant Technology Solutions Corp. - Class A	438,718	32,557
Fidelity National Information Services, Inc.	215,727	26,250
Motorola Solutions, Inc.	137,800	32,014
Oracle Corp.	376,700	32,822

Total		185,021

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Materials (2.8%)
DuPont de Nemours, Inc.	427,484	29,064

Total		29,064

Real Estate (3.2%)
Equity Residential	405,695	32,829

Total		32,829

Utilities (2.6%)
Edison International	485,700	26,942

Total		26,942

Total Common Stocks (Cost: $758,002)		1,011,376

Short-Term Investments (1.1%)
Money Market Funds (1.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	10,858,066	10,858

Total		10,858

Total Short-Term Investments (Cost: $10,858)		10,858

Total Investments (100.0%) (Cost: $768,860)@		1,022,234

Other Assets, Less Liabilities (0.0%)		459

Net Assets (100.0%)		1,022,693

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2021.
@

At September 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $768,860 and the net unrealized appreciation of investments based on that cost was $253,374 which is comprised of $266,964 aggregate gross unrealized appreciation and $13,590 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Domestic Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2021.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,011,376	$—	$—
Short-Term Investments	10,858	—	—

Total Assets:	$1,022,234	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand